Investment Objectives and Goals	Jan. 31, 2026
Conestoga SMid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONESTOGA SMID CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Conestoga Discovery Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONESTOGA DISCOVERY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Conestoga Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONESTOGA SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.